Total Capital and Net Income Per Common Unit - Additional Information - Series C-1 and Series D Preferred Units (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) tranche $ / shares shares	Jun. 30, 2016 tranche	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Sep. 25, 2017 $ / shares
Class of Stock [Line Items]
Repurchase of preferred units | $	$ 260.2
Accrued and unpaid quarterly distributions | $	$ 10.2
Exercise price of warrants (USD per unit)						$ 0.01
Warrants (units) | shares			6,750,000	6,750,000	6,750,000
Brookfield
Class of Stock [Line Items]
General partner's interest (as a percent)			73.10%
Series D Warrant
Class of Stock [Line Items]
Exercise price of warrants (USD per unit)	$ 6.05		$ 4.55
Warrants (units) | shares	2,250,000
Number of tranches | tranche	1	2
Warrants
Class of Stock [Line Items]
Warrants (units) | shares			6,750,000
Retained Earnings
Class of Stock [Line Items]
Gain on repurchase | $	$ 20.0
Series C-1 Preferred Units
Class of Stock [Line Items]
Redemption of preferred units (USD per unit)	$ 18.20
Series D Preferred Units
Class of Stock [Line Items]
Redemption of preferred units (USD per unit)	$ 23.75